Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

7. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2022	2021
Accrued bonus	$767,093	$349,000
Professional fees	282,454	123,756
Accrued vacation	21,194	25,945
Other	225,023	7,910
Accrued expenses and other current liabilities	$1,295,764	$506,611